Note 3 - Significant Accounting Policies	12 Months Ended
Jan. 31, 2018
Statement Line Items [Line Items]
Disclosure of significant accounting policies [text block]
3.	SIGNIFICANT ACCOUNTING POLICIES

Basis of consolidation

These consolidated financial statements include the accounts of the Company and Compania Minera la Luminosa S.A.C. A subsidiary is an entity over which the Company has the power to govern the financial and operating policies through share ownership and the existence of voting rights currently or potentially exercisable. The subsidiary is fully consolidated from the date on which control is transferred. All significant intercompany balances and transactions were eliminated upon consolidation.

The significant subsidiar
y of the Company is:

	Country of Incorporation	Principal Activity	Xiana ’s effective interest January 31, 2018	Xiana ’s effective interest January 31, 2017
Compania Minera la Luminosa S.A.C.	Peru	Holding company	99%	99%

Interests in exploration properties

(i)	Pre-exploration costs

Pre-exploration costs are expensed in the period in which they are incurred.

(ii)	Exploration and evaluation expenditures

Once the legal right to explore a property has been acquired, costs directly related to the acquisition of interests in exploration properties are capitalized on an area-of-interest basis
. Subsequently, the mineral property rights are carried at cost, less any impairment, until such time as the assets are substantially ready for their intended use or sale, being commercial production at operating levels intended by management.

Exploration expenditures incurred during the exploration and evaluation phase are expensed as incurred and included in profit or loss.

The Company assesses interests in exploration properties for impairment when facts and circumstances suggest that the carrying amount of an asset may
exceed its recoverable amount. Once the technical
feasibility and commercial viability of extracting the mineral resource has been determined, the property is considered to be a mine under development and is classified as “mine development costs”. Interests in exploration properties are also tested for impairment before the assets are transferred to development properties.

As the Company currently has
no
operational income, any incidental revenues earned in connection with exploration activities are applied as a reduction to property carrying values.
Interest in exploration properties are classified as intangible assets.

Property and equipment

Property and equipment is held at cost less accumulated depreciation.
Depreciation is recognized in profit or loss
at the following annual rates:

Computer equipment	-	25%	-	30% declining-balance
Office equipment	-	10%	-	25% declining-balance
Leasehold improvements	-	straight-line over the lease term

Depreciation methods, useful lives and residual values are reviewed at each financial year-end and adjusted if appropriate.

Impairment of long-lived assets

Non-current assets are evaluated at least annually by management for indicators that the carrying value is impaired and
may
not
be recoverable. When indicators of impairment are present the recoverable amount of an asset is evaluated at the level of a CGU, the smallest identifiable group of assets that generates cash inflows that are largely independent of the cash inflows from other assets or groups of assets, where the recoverable amount of a CGU is the greater of the CGU’s fair value less costs to sell and its value in use. An impairment loss is recognized in profit or loss to the extent the carrying amount exceeds the recoverable amount.

The Company uses its best efforts to fully understand all of the aforementioned to make an informed decision based upon historical and current facts surrounding the projects
. Discounted cash flow techniques often require management to make estimates and assumptions concerning reserves and expected future production revenues and expenses.

Reversal of impairment

An impairment loss is reversed if there is an indication that there has been a change in the estimates used to determine the recoverable amount. An impairment loss is reversed only to the extent that the asset
’s carrying amount does
not
exceed the carrying amount that would have been determined, net of depreciation or amortization, if no
impairment loss had been recognized. An impairment loss with respect to goodwill is never reversed.

Provisions for environmental rehabilitation

The Company records a liability based on the best estimate of costs for site closure and reclamation activities that the Company is legally or constructively required to remediate. The liability is recognized at the time environmental disturbance occurs and the resulting costs are capitalized to the corresponding asset. The provision for closure and reclamation liabilities is estimated using expected cash flows based on engineering and environmental reports prepared by third
-party industry specialists and discounted at a pre-tax rate specific to the liability. The capitalized amount is depreciated on the same basis as the related asset. The liability is adjusted for the accretion of the discounted obligation and any changes in the amount or timing of the underlying future cash flows. Significant judgments and estimates are involved in forming expectations of the amounts and timing of future closure and reclamation cash flows.

Additional disturbances and changes in closure and reclamation estimates are accounted for as incurred with a change in the corresponding capitalized cost. Costs of rehabilitation projects for which a provision has been recorded are recorded directly against the provision as incurred.

Income taxes

The Company uses the
financial position method of accounting for income taxes. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax basis. Deferred tax assets and liabilities are measured using substantively enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Deferred tax assets also result from unused loss carry-forwards, resource related pools and other deductions. A deferred tax asset is recognized for unused tax losses, tax credits and deductible temporary differences to the extent that it is probable that future taxable profits will be available against which they can be utilized. Deferred tax assets are reviewed at each reporting date and are reduced to the extent that it is no
longer probable that the related tax benefit will be realized.

Capital stock

The proceeds from the exercise of stock options and warrants are recorded as capital stock in the amount for which the option and warrant enabled the holder to purchase a share in the Company. Commissions paid to underwriters, and other related share issue costs, such as legal, printing, on the issue of the Company
’s shares are charged directly to capital stock. Common shares issued for consideration other than cash are valued based on their market value at the date the agreement to issue shares were concluded.

Valuation of equity units issued in private placements

The Company has adopted
the residual value method with respect to the measurement of shares and warrants issued as private placement units. The residual value method first
allocates value to the more readily determinable component based on fair value, and then the residual value to the remaining component.

Share-based payments

The Company has a stock option plan that is described in
Note
7.
Share-based payments to employees are measured at the fair value of the instruments issued and amortized over the vesting periods. Share-based payments to non-employees are measured at the fair value of the goods or services received or the fair value of the equity instruments issued if it is determined the fair value of the goods or services cannot be reliably measured, and are recorded at the date the goods or services are received. The amount recognized as an expense is adjusted to reflect the number of awards expected to vest. The offset to the recorded cost is to share-based payments reserve. Consideration received on the exercise of stock options is recorded as capital stock and the related share-based payments reserve is transferred to capital stock.

Earnings (l
oss
)
per share

Basic
earnings (loss) per share is calculated using the weighted average number of common shares outstanding during the year. The Company uses the treasury stock method to compute the dilutive effect of options, warrants and similar instruments. Under this method, the dilutive effect on earnings per share is calculated presuming the exercise of outstanding options, warrants and similar instruments. It assumes that the proceeds of such exercise would be used to repurchase common shares at the average market price during the period. However, the calculation of diluted loss per share excludes the effects of various conversions and exercise of options and warrants that would be anti-dilutive.

Discontinued operations

A discontinued operation is a component of the Company
’s business, the operations and cash flows of which can be clearly distinguished from the rest of the Company, and which:

(i)	Represent a separate major line of business or geographical area of operations;
(ii)	Is part of a single coordinated plan to dispose of a separate major line of business or geographical area of operations; or
(iii)	Is a subsidiary acquired exclusively with a view to re-sell.

Classification as a discontinued operation occurs at the earlier of disposal or when the operation meets the criteria to be classified as held-for-sale.

When an operation is classified as a discontinued operation, the comparative statements of comprehensive loss is restated as if the operation had been discontinued from the start of the comparative years presented.

Financial instruments

Financial assets and liabilities are initially recognized at fair value on settlement date and are subsequently measured based on their classification. Transaction costs are expensed when incurred. Regular purchases and sales of financial instruments are recognized at trade date.

(i)	Financial assets

The Company classifies its financial assets in the following categories: at fair value through profit or loss, loans and receivables, held-to-maturity investments or available-for-sale (“AFS”) financial assets. The classification depends on the purpose for which the financial assets were acquired. Management determines the classification of financial assets at recognition.

Fair value through profit or loss

This category comprises derivatives, or assets acquired or incurred principally for the purpose of selling or repurchasing in the near terms.
Financial
assets at fair value through profit or loss are initially recognized at fair value with changes in fair value recorded through profit or loss.

Loans and receivables

Loans and receivables are non-derivative financial assets with fixed or determinable payments that are not
quoted in an active market. They are classified as current assets or non-current assets based on their maturity date. Loans and receivables are initially recognized at fair value and subsequently carried at amortized cost using the effective interest method, less any impairment
.

Held-to-maturity investments

Held-to-maturity investments are measured at amortized cost using the effective interest rate method. Transaction costs are added and amortized to the consolidated statements of comprehensive loss over the life of the financial instrument on an effective yield basis.

Available-for-sale financial assets

AFS financial assets are non-derivatives that are either designated as available for sale or
not
classified in any of the other financial asset categories. Changes in the fair value of AFS financial assets other than impairment losses are recognized as other comprehensive income (loss) and classified as a component of equity.

Management assesses the carrying value of AFS financial assets for objective evidence that impairment exists at each reporting period and any impairment charges are recognized in profit or loss. Significant or prolonged decline in its fair value below cost is objective evidence of impairment. When financial assets classified as AFS are sold, the accumulated fair value adjustments recognized in accumulated other comprehensive income (loss) are included in profit or loss.

( ii)	Financial liabilities

Other financial liabilities

Other financial liabilities are non-derivatives and are recognized initially at fair value, net of transaction costs incurred, and are subsequently stated at amortized cost. Any difference between the amounts originally received, net of transaction costs, and the redemption value is recognized in profit or loss over the period to maturity using the effective interest method.

Other financial liabilities are classified as current or non-current based on their maturity date.